Performance B.3. Segmental Information - Revenue, operating profit (loss), EBITDA, and other (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) region	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number of regions | region	2
Revenue	$ 4,171	$ 4,336		$ 3,946	[1]
Operating profit (loss)	446	575		640	[1]
Depreciation and amortization	1,208	1,100		803
Share of net profit in Guatemala and Honduras joint ventures	(171)	(179)		(154)	[1]
Other operating income (expenses), net	12	34		(75)	[1]
EBITDA	1,495	1,530		1,213
EBITDA from discontinued operations	(4)	(3)		44
EBITDA incl discontinued operations	1,491	1,527		1,257
Capital expenditure	(714)	(846)		(708)
Changes in working capital and others	22	(143)		(13)
Taxes paid	(142)	(114)		(153)	[2]
Operating free cash flow	657	425		383
Total assets (excluding goodwill)	12,422	12,895	[3]	10,313
Total liabilities	10,148	10,215	[3]	7,521
Purchase of spectrum and licenses	101	59		61
Income from tower deal transactions	0	22		141
Revenue	4,171	4,336		3,946	[1]
Mobile
Disclosure of operating segments [line items]
Revenue	2,116	2,150		2,126
Revenue	2,116	2,150		2,126
Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	1,803	1,928		1,565
Revenue	1,803	1,928		1,565
Other
Disclosure of operating segments [line items]
Revenue	52	51		43
Revenue	52	51		43
Service revenue
Disclosure of operating segments [line items]
Revenue	3,971	4,130		3,734
Revenue	3,971	4,130		3,734
Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	201	206		212
Revenue	201	206		212
Latin America
Disclosure of operating segments [line items]
Revenue	3,805	3,954		3,548
Revenue	3,805	3,954		3,548
Latin America | Service revenue
Disclosure of operating segments [line items]
Revenue	3,604	3,748		3,336
Revenue	3,604	3,748		3,336
Africa
Disclosure of operating segments [line items]
Revenue	366	382		399
Revenue	366	382		399
Africa | Service revenue
Disclosure of operating segments [line items]
Revenue	366	382		398
Revenue	366	382		398
Operating segments | Latin America
Disclosure of operating segments [line items]
Revenue	5,843	5,964		5,485
Operating profit (loss)	803	980		990
Depreciation and amortization	1,561	1,435		1,133
Share of net profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	(5)	2		(51)
EBITDA	2,360	2,418		2,072
EBITDA from discontinued operations	0	0		0
EBITDA incl discontinued operations	2,360	2,418		2,072
Capital expenditure	(926)	(1,040)		(872)
Changes in working capital and others	61	(86)		(42)
Taxes paid	(260)	(225)		(264)
Operating free cash flow	1,234	1,067		894
Total assets (excluding goodwill)	13,418	13,859		11,751
Total liabilities	8,878	8,413		6,127
Revenue	5,843	5,964		5,485
Operating segments | Latin America | Mobile
Disclosure of operating segments [line items]
Revenue	3,220	3,258		3,214
Revenue	3,220	3,258		3,214
Operating segments | Latin America | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	2,097	2,197		1,808
Revenue	2,097	2,197		1,808
Operating segments | Latin America | Other
Disclosure of operating segments [line items]
Revenue	60	60		48
Revenue	60	60		48
Operating segments | Latin America | Service revenue
Disclosure of operating segments [line items]
Revenue	5,377	5,514		5,069
Revenue	5,377	5,514		5,069
Operating segments | Latin America | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	466	449		415
Revenue	466	449		415
Operating segments | Africa
Disclosure of operating segments [line items]
Revenue	366	382		399
Operating profit (loss)	36	19		21
Depreciation and amortization	89	99		80
Share of net profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	0	(2)		(3)
EBITDA	125	117		98
EBITDA from discontinued operations	(4)	(3)		44
EBITDA incl discontinued operations	121	114		143
Capital expenditure	(42)	(58)		(59)
Changes in working capital and others	11	14		28
Taxes paid	(10)	(10)		(24)
Operating free cash flow	80	59		88
Total assets (excluding goodwill)	926	936		839
Total liabilities	959	909		905
Revenue	366	382		399
Operating segments | Africa | Mobile
Disclosure of operating segments [line items]
Revenue	357	372		388
Revenue	357	372		388
Operating segments | Africa | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	8	9		10
Revenue	8	9		10
Operating segments | Africa | Other
Disclosure of operating segments [line items]
Revenue	1	1		1
Revenue	1	1		1
Operating segments | Africa | Service revenue
Disclosure of operating segments [line items]
Revenue	366	382		398
Revenue	366	382		398
Operating segments | Africa | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	0	0		0
Revenue	0	0		0
Unallocated
Disclosure of operating segments [line items]
Revenue	0	0		0
Operating profit (loss)	(32)	(64)		(38)
Depreciation and amortization	11	9		5
Share of net profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	23	42		(2)
EBITDA	2	(13)		(35)
EBITDA from discontinued operations	0	0		0
EBITDA incl discontinued operations	2	(13)		(35)
Capital expenditure	(4)	(9)		(2)
Changes in working capital and others	(7)	(52)		13
Taxes paid	(2)	(8)		(6)
Operating free cash flow	(11)	(82)		(30)
Total assets (excluding goodwill)	4,052	3,715		2,752
Total liabilities	3,342	3,977		2,953
Revenue	0	0		0
Unallocated | Mobile
Disclosure of operating segments [line items]
Revenue	0	0		0
Revenue	0	0		0
Unallocated | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	0	0		0
Revenue	0	0		0
Unallocated | Other
Disclosure of operating segments [line items]
Revenue	0	0		0
Revenue	0	0		0
Unallocated | Service revenue
Disclosure of operating segments [line items]
Revenue	0	0		0
Revenue	0	0		0
Unallocated | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	0	0		0
Revenue	0	0		0
Eliminations and Transfers
Disclosure of operating segments [line items]
Revenue	(4)
Operating profit (loss)	175	179		154
Share of net profit in Guatemala and Honduras joint ventures	(171)	(179)		(154)
Other operating income (expenses), net	(4)	0		0
EBITDA	0	0		0
EBITDA from discontinued operations	0	0		0
EBITDA incl discontinued operations	0	0		0
Capital expenditure	0	0		0
Changes in working capital and others	0	0		0
Taxes paid	0	0		0
Operating free cash flow	0	0		0
Total assets (excluding goodwill)	(859)	(150)		190
Total liabilities	(987)	(965)		(650)
Revenue	(4)
Eliminations and Transfers | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	(1)
Revenue	(1)
Eliminations and Transfers | Other
Disclosure of operating segments [line items]
Revenue	(2)
Revenue	(2)
Eliminations and Transfers | Service revenue
Disclosure of operating segments [line items]
Revenue	(4)
Revenue	(4)
Eliminations and Transfers | Latam Segment
Disclosure of operating segments [line items]
Revenue	(2,035)	(2,010)		(1,937)
Operating profit (loss)	(536)	(540)		(488)
Depreciation and amortization	(453)	(444)		(416)
Share of net profit in Guatemala and Honduras joint ventures	0	0		0
Other operating income (expenses), net	(3)	(8)		(19)
EBITDA	(992)	(992)		(922)
EBITDA from discontinued operations	0	0		0
EBITDA incl discontinued operations	(992)	(992)		(922)
Capital expenditure	258	261		225
Changes in working capital and others	(43)	(18)		(12)
Taxes paid	131	129		142
Operating free cash flow	(645)	(619)		(568)
Total assets (excluding goodwill)	(5,116)	(5,465)		(5,219)
Total liabilities	(2,044)	(2,119)		(1,814)
Revenue	(2,035)	(2,010)		(1,937)
Eliminations and Transfers | Latam Segment | Mobile
Disclosure of operating segments [line items]
Revenue	(1,461)	(1,480)		(1,475)
Revenue	(1,461)	(1,480)		(1,475)
Eliminations and Transfers | Latam Segment | Cable and other fixed services
Disclosure of operating segments [line items]
Revenue	(302)	(277)		(253)
Revenue	(302)	(277)		(253)
Eliminations and Transfers | Latam Segment | Other
Disclosure of operating segments [line items]
Revenue	(6)	(9)		(6)
Revenue	(6)	(9)		(6)
Eliminations and Transfers | Latam Segment | Service revenue
Disclosure of operating segments [line items]
Revenue	(1,769)	(1,766)		(1,734)
Revenue	(1,769)	(1,766)		(1,734)
Eliminations and Transfers | Latam Segment | Telephone and equipment and other
Disclosure of operating segments [line items]
Revenue	(266)	(243)		(203)
Revenue	$ (266)	$ (243)		$ (203)

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[2]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[3]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).